Business Segments and Related Information (Tables)	12 Months Ended
Dec. 31, 2020
Business Segments and Related Information [Abstract]
Segment Results of Operations [text block table]
	2020
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Net revenues[1]	5,145	9,283	8,126	2,229	(225)	(548)	24,011
Provision for credit losses	366	688	711	2	29	(3)	1,792
Noninterest expenses
Compensation and benefits	1,064	1,906	2,884	740	168	3,709	10,471
General and administrative expenses	3,126	3,493	4,242	764	1,774	(3,140)	10,259
Impairment of goodwill and other intangible assets	0	0	0	0	0	0	0
Restructuring activities	28	14	413	22	5	3	485
Total noninterest expenses	4,218	5,413	7,539	1,527	1,947	572	21,216
Noncontrolling interests	0	11	0	157	(0)	(169)	0
Profit (loss) before tax	561	3,171	(124)	544	(2,201)	(948)	1,003
Cost/income ratio	82%	58%	93%	68%	N/M	N/M	88%
Assets[2]	237,497	573,673	296,637	9,453	197,667	10,035	1,324,961
Additions to non-current assets	10	4	485	32	0	2,891	3,423
Risk-weighted assets	57,288	128,487	77,074	9,997	34,415	21,690	328,951
Leverage exposure (fully loaded)[3]	273,795	476,261	307,746	4,695	71,726	29,243	1,078,268
Average allocated shareholders' equity	9,904	22,943	11,521	4,760	6,205	(23)	55,308
Post-tax return on average shareholders’ equity[4]	3%	9%	(1) %	8%	(26) %	N/M	0%
Post-tax return on average tangible shareholders’ equity[4]	4%	10%	(2) %	21%	(27) %	N/M	0%

[1] includes:
Net interest income	2,882	3,325	4,475	1	61	804	11,548
Net income (loss) from equity method investments	3	22	23	63	9	1	120
[2] includes:
Equity method investments	69	399	60	304	67	4	901

N/M – Not meaningful

[3] The Group leverage exposure is presented excluding certain Euro-based exposures facing Eurosystem central banks based on the ECB-decision (EU) 2020/1306 and after having obtained permission from the ECB. The segmental leverage exposures are presented without that deduction.

[4]The post-tax return on average tangible shareholders’ equity and average shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was 39 % for the year ended December 31, 2020. For the post-tax return on average tangible shareholders’ equity and average shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28% for the year ended December 31, 2020. For further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this annual report.

	2019
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Net revenues[1]	5,244	7,019	8,206	2,332	217	147	23,165
Provision for credit losses	284	109	344	1	(14)	0	723
Noninterest expenses
Compensation and benefits	1,073	1,983	2,990	832	359	3,906	11,142
General and administrative expenses	3,165	4,237	4,481	851	2,898	(3,380)	12,253
Impairment of goodwill and other intangible assets	492	0	545	0	0	0	1,037
Restructuring activities	137	169	126	29	143	40	644
Total noninterest expenses	4,867	6,389	8,142	1,711	3,400	566	25,076
Noncontrolling interests	0	20	(0)	152	1	(173)	0
Profit (loss) before tax	92	502	(279)	468	(3,170)	(247)	(2,634)
Cost/income ratio	93%	91%	99%	73%	N/M	N/M	108%
Assets[2]	228,663	501,774	270,334	9,936	259,224	27,743	1,297,674
Additions to non-current assets	9	1	215	27	0	1,069	1,322
Risk-weighted assets	58,808	116,552	74,032	9,527	45,874	19,223	324,015
Leverage exposure (fully loaded)	270,647	432,254	282,575	4,643	126,905	51,016	1,168,040
Average allocated shareholders' equity	10,464	23,052	11,729	4,821	10,105	0	60,170
Post-tax return on average shareholders’ equity[3]	0%	1%	(2) %	7%	(23) %	N/M	(10) %
Post-tax return on average tangible shareholders’ equity[3]	0%	1%	(3) %	18%	(24) %	N/M	(11) %

[1] includes:
Net interest income	2,633	2,707	4,804	(39)	85	3,559	13,749
Net income (loss) from equity method investments	3	32	14	49	12	1	110
[2] includes:
Equity method investments	66	412	82	276	90	4	929

N/M – Not meaningful

Prior year segmental information presented in the current structure

[3]The post-tax return on average tangible shareholders’ equity and average shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was (100) % for the year ended December 31, 2019. For the post-tax return on average tangible shareholders’ equity and average shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28 % for the year ended December 31, 2019. For further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this annual report.

	2018
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Net revenues[1]	5,278	7,561	8,520	2,187	1,911	(142)	25,316
Provision for credit losses	142	70	349	(1)	(36)	1	525
Noninterest expenses
Compensation and benefits	1,063	2,175	3,059	787	547	4,183	11,814
General and administrative expenses	2,787	4,134	4,448	929	2,742	(3,754)	11,286
Impairment of goodwill and other intangible assets	0	0	0	0	0	0	0
Restructuring activities	32	199	49	19	62	(1)	360
Total noninterest expenses	3,882	6,509	7,556	1,735	3,351	428	23,461
Noncontrolling interests	0	24	(0)	85	1	(109)	0
Profit (loss) before tax	1,254	958	616	368	(1,404)	(461)	1,330
Cost/income ratio	74%	86%	89%	79%	N/M	N/M	93%
Assets[2]	216,163	458,464	270,150	10,030	370,090	23,240	1,348,137
Additions to non-current assets	13	2	303	43	1	1,286	1,647
Risk-weighted assets[3]	60,305	122,662	67,180	10,365	72,133	17,789	350,432
Leverage exposure (fully loaded)	257,921	413,631	287,760	5,044	280,638	27,933	1,272,926
Average allocated shareholders' equity	10,927	22,629	12,397	4,837	11,704	115	62,610
Post-tax return on average shareholders’ equity[4]	8%	2%	3%	5%	(9) %	N/M	(0) %
Post-tax return on average tangible shareholders’ equity[4]	9%	3%	4%	14%	(9) %	N/M	(0) %

[1] includes:
Net interest income	2,419	2,209	4,905	(51)	416	3,417	13,316
Net income (loss) from equity method investments	3	157	2	41	10	6	219
[2] includes:
Equity method investments	63	406	78	240	87	5	879

N/M – Not meaningful

Prior year segmental information presented in the current structure

[3]Risk-weighted assets are based upon CRR/CRD 4 fully loaded.

[4]The post-tax return on average tangible shareholders’ equity and average shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was 74 % for the year ended December 31, 2018. For the post-tax return on average tangible shareholders’ equity and average shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28 % for the year ended December 31, 2018. For further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this annual report.

Segment Results of Operations, Corporate Bank [text block table]

Corporate Bank

				2020 increase (decrease) from 2019		2019 increase (decrease) from 2018
in € m. (unless stated otherwise)	2020	2019	2018	in € m.	in %	in € m.	in %
Net revenues
Global Transaction Banking	3,698	3,810	3,908	(112)	(3)	(98)	(3)
Commercial Banking	1,447	1,433	1,370	14	1	63	5
Total net revenues	5,145	5,244	5,278	(98)	(2)	(34)	(1)
Provision for credit losses	366	284	142	82	29	142	100
Noninterest expenses
Compensation and benefits	1,064	1,073	1,063	(9)	(1)	10	1
General and administrative expenses	3,126	3,165	2,787	(40)	(1)	378	14
Impairment of goodwill and other intangible assets	0	492	0	(492)	N/M	492	N/M
Restructuring activities	28	137	32	(108)	(79)	105	N/M
Total noninterest expenses	4,218	4,867	3,882	(649)	(13)	986	25
Noncontrolling interests	0	0	0	0	N/M	0	N/M
Profit (loss) before tax	561	92	1,254	469	N/M	(1,162)	(93)
Total assets (in € bn)[1]	237	229	216	9	4	13	6
Loans (gross of allowance for loan losses, in € bn)	114	119	114	(5)	(4)	5	5
Employees (full-time equivalent)	7,368	7,712	7,653	(345)	(4)	60	1

N/M – Not meaningful

Prior year segmental information presented in the current structure

[1]Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.

Segment Results of Operations, Investment Bank [text block table]

Investment Bank

				2020 increase (decrease) from 2019		2019 increase (decrease) from 2018
in € m. (unless stated otherwise)	2020	2019	2018	in € m.	in %	in € m.	in %
Net revenues
Fixed Income, Currency (FIC) Sales & Trading	7,088	5,525	5,644	1,563	28	(119)	(2)
Debt Origination	1,542	1,119	1,146	423	38	(27)	(2)
Equity Origination	379	149	197	231	155	(48)	(24)
Advisory	277	370	458	(93)	(25)	(88)	(19)
Origination & Advisory	2,198	1,638	1,801	560	34	(163)	(9)
Other	(3)	(144)	117	142	(98)	(261)	N/M
Total net revenues	9,283	7,019	7,561	2,265	32	(542)	(7)
Provision for credit losses	688	109	70	579	N/M	38	54
Noninterest expenses
Compensation and benefits	1,906	1,983	2,175	(76)	(4)	(192)	(9)
General and administrative expenses	3,493	4,237	4,134	(744)	(18)	103	2
Impairment of goodwill and other intangible assets	0	0	0	0	N/M	0	N/M
Restructuring activities	14	169	199	(155)	(92)	(30)	(15)
Total noninterest expenses	5,413	6,389	6,509	(975)	(15)	(121)	(2)
Noncontrolling interests	11	20	24	(8)	(41)	(4)	(18)
Profit (loss) before tax	3,171	502	958	2,669	N/M	(456)	(48)
Total assets (in € bn)[1]	574	502	458	72	14	43	9
Loans (gross of allowance for loan losses, in € bn)	69	75	65	(6)	(8)	10	16
Employees (full-time equivalent)	4,258	4,351	4,623	(93)	(2)	(273)	(6)

N/M – Not meaningful

Prior year segmental information presented in the current structure

[1]Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.

Segment Results of Operations, Private Bank [text block table]

Private Bank

				2020 increase (decrease) from 2019		2019 increase (decrease) from 2018
in € m. (unless stated otherwise)	2020	2019	2018	in € m.	in %	in € m.	in %
Net revenues:
Private Bank Germany	4,992	5,070	5,320	(78)	(2)	(251)	(5)
International Private Bank	3,134	3,137	3,200	(3)	(0)	(64)	(2)
IPB Personal Banking[1]	830	869	888	(39)	(5)	(19)	(2)
IPB Private Banking[2] and Wealth Management	2,304	2,267	2,312	37	2	(44)	(2)
Total net revenues	8,126	8,206	8,520	(80)	(1)	(314)	(4)
Of which:
Net interest income	4,475	4,804	4,905	(329)	(7)	(101)	(2)
Commissions and fee income	3,048	2,865	2,788	183	6	77	3
Remaining income	603	537	827	66	12	(290)	(35)
Provision for credit losses	711	344	349	367	107	(5)	(2)
Noninterest expenses:
Compensation and benefits	2,884	2,990	3,059	(106)	(4)	(69)	(2)
General and administrative expenses	4,242	4,481	4,448	(240)	(5)	34	1
Impairment of goodwill and other intangible assets	0	545	0	(545)	N/M	545	N/M
Restructuring activities	413	126	49	287	N/M	76	155
Total noninterest expenses	7,539	8,142	7,556	(603)	(7)	586	8
Noncontrolling interests	0	(0)	(0)	1	N/M	(0)	N/M
Profit (loss) before tax	(124)	(279)	616	155	(56)	(895)	N/M
Total assets (in € bn)[3]	297	270	270	26	10	0	0
Loans (gross of allowance for loan losses, in € bn)	237	227	216	10	5	11	5
Assets under Management (in € bn)[4]	493	482	446	11	2	36	8
Net flows (in € bn)	16	4	(2)	12	N/M	7	N/M
Employees (full-time equivalent)	29,945	31,599	32,437	(1,654)	(5)	(838)	(3)

N/M – Not meaningful

Prior year segmental information presented in the current structure

[1]Including small businesses in Italy, Spain and India.

[2]Including small & mid caps in Italy, Spain and India.

[3]Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.

4We define assets under management as (a) assets we hold on behalf of customers for investment purposes and/or (b) client assets that are managed by us. We manage assets under management on a discretionary or advisory basis, or these assets are deposited with us. Deposits are considered assets under management if they serve investment purposes. In our Private Bank Germany and Private & Commercial Business International, this includes all time deposits and savings deposits. In Wealth Management, we assume that all customer deposits are held with us primarily for investment purposes.

Segment Results of Operations, Asset Management [text block table]

Asset Management

				2020 increase (decrease) from 2019		2019 increase (decrease) from 2018
in € m. (unless stated otherwise)	2020	2019	2018	in € m.	in %	in € m.	in %
Net revenues
Management Fees	2,136	2,141	2,115	(5)	(0)	26	1
Performance and transaction fees	90	201	91	(111)	(55)	111	122
Other	3	(10)	(19)	13	N/M	9	(48)
Total net revenues	2,229	2,332	2,187	(103)	(4)	146	7
Provision for credit losses	2	1	(1)	1	59	2	N/M
Noninterest expenses
Compensation and benefits	740	832	787	(92)	(11)	45	6
General and administrative expenses	764	851	929	(87)	(10)	(78)	(8)
Impairment of goodwill and other intangible assets	0	0	0	0	N/M	0	N/M
Restructuring activities	22	29	19	(6)	(22)	10	51
Total noninterest expenses	1,527	1,711	1,735	(185)	(11)	(23)	(1)
Noncontrolling interests	157	152	85	5	4	68	80
Profit (loss) before tax	544	468	368	76	16	99	27
Total assets (in € bn)[1]	9	10	10	(0)	(5)	(0)	(1)
Assets under Management (in € bn)	793	768	664	25	3	103	16
Net flows (in € bn)	30	25	(23)	5	N/M	48	N/M
Employees (full-time equivalent)	3,926	3,925	4,022	1	0	(97)	(2)

N/M – Not meaningful

Prior year segmental information presented in the current structure

[1]Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.

Segment Results of Operations, Capital Release Unit [text block table]

Capital Release Unit

				2020 increase (decrease) from 2019		2019 increase (decrease) from 2018
in € m. (unless stated otherwise)	2020	2019	2018	in € m.	in %	in € m.	in %
Net revenues	(225)	217	1,911	(442)	N/M	(1,694)	(89)
Provision for credit losses	29	(14)	(36)	43	N/M	22	(61)
Noninterest expenses
Compensation and benefits	168	359	547	(191)	(53)	(188)	(34)
General and administrative expenses	1,774	2,898	2,742	(1,124)	(39)	156	6
Impairment of goodwill and other intangible assets	0	0	0	0	N/M	0	N/M
Restructuring activities	5	143	62	(139)	(97)	81	131
Total noninterest expenses	1,947	3,400	3,351	(1,453)	(43)	49	1
Noncontrolling interests	(0)	1	1	(1)	N/M	1	136
Profit (loss) before tax	(2,201)	(3,170)	(1,404)	970	(31)	(1,766)	126
Total assets (in € bn)[1]	198	259	370	(62)	(24)	(111)	(30)
Employees (full-time equivalent)	482	621	1,540	(139)	(22)	(919)	(60)

N/M – Not meaningful

Prior year segmental information presented in the current structure

[1]Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.

Segment Results of Operations, Corporate & Other [text block table]

Corporate & Other (C&O)

				2020 increase (decrease) from 2019		2019 increase (decrease) from 2018
in € m. (unless stated otherwise)	2020	2019	2018	in € m.	in %	in € m.	in %
Net revenues	(548)	147	(142)	(695)	N/M	289	N/M
Provision for credit losses	(3)	0	1	(4)	N/M	(0)	(84)
Noninterest expenses
Compensation and benefits	3,709	3,906	4,183	(197)	(5)	(277)	(7)
General and administrative expenses	(3,140)	(3,380)	(3,754)	240	(7)	374	(10)
Impairment of goodwill and other intangible assets	0	0	0	0	N/M	0	N/M
Restructuring activities	3	40	(1)	(38)	(93)	41	N/M
Total noninterest expenses	572	566	428	6	1	138	32
Noncontrolling interests	(169)	(173)	(109)	3	(2)	(64)	58
Profit (loss) before tax	(948)	(247)	(461)	(701)	N/M	215	(47)
Employees (full-time equivalent)	38,680	39,389	41,463	(709)	(2)	(2,074)	(5)

N/M – Not meaningful

Prior year segmental information presented in the current structure

Entity-Wide Disclosures by Geographic Area [text block table]

in € m.	2020	2019	2018
Germany:
Corporate Bank	2,532	2,441	2,366
Investment Bank	431	365	419
Private Bank	5,460	5,541	5,903
Asset Management	992	1,054	985
Capital Release Unit	23	80	85
Total Germany	9,439	9,481	9,758
UK:
Corporate Bank	110	207	241
Investment Bank	3,552	2,244	2,621
Private Bank	31	29	26
Asset Management	292	345	295
Capital Release Unit	(383)	(181)	485
Total UK	3,602	2,645	3,667
Rest of Europe, Middle East and Africa:
Corporate Bank	934	846	832
Investment Bank	358	292	250
Private Bank	1,680	1,669	1,704
Asset Management	344	380	379
Capital Release Unit	35	99	243
Total Rest of Europe, Middle East and Africa	3,352	3,286	3,408
Americas (primarily United States):
Corporate Bank	772	952	1,023
Investment Bank	3,281	2,697	2,958
Private Bank	362	374	361
Asset Management	465	437	413
Capital Release Unit	50	88	712
Total Americas	4,930	4,548	5,467
Asia/Pacific:
Corporate Bank	796	797	816
Investment Bank	1,660	1,420	1,313
Private Bank	594	593	527
Asset Management	136	116	114
Capital Release Unit	49	130	387
Total Asia/Pacific	3,236	3,057	3,157
Corporate and Other	(548)	147	(142)
Consolidated net revenues[1]	24,011	23,165	25,316

[1]Consolidated net revenues comprise interest and similar income, interest expenses and total noninterest income (including net commission and fee income). Revenues are attributed to countries based on the location in which the Group’s booking office is located. The location of a transaction on the Group’s books is sometimes different from the location of the headquarters or other offices of a customer and different from the location of the Group’s personnel who entered into or facilitated the transaction. Where the Group records a transaction involving its staff and customers and other third parties in different locations frequently depends on other considerations, such as the nature of the transaction, regulatory considerations and transaction processing considerations.